UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13-F

FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2008

Check here if Amendment [  ]

Amendment Number:

This Amendment (Check only one.):

[  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:  Cavalry Asset Management, LP
Address:  One California Street, Suite 3000, San Francisco, CA 94111


Form 13F File Number: 028-10736


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   William Bindeman
Title:    Chief Financial Officer
Phone:    415-439-7013

Signature, Place, and Date of Signing:

/s/: William Bindeman     San Francisco, CA    August 14, 2008

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:   N/A

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   0

Form 13F Information Table Entry Total:   59

Form 13F Information Table Value Total:   $980,676

List of Other Included Managers: NONE

				TITLE OF		VALUE	SHARES /SH /	PUT /	INVSTMT OTHER	 VOTING AUTHORITY
ISSUER				CLASS	CUSIP		(x$1000)PRN AMT PRN	CALL	DSCRETN MGRS	SOLE	SHARED	NONE
ADC TELECOMMUNICATIONS INC	COM	000886309	18684	1265000 SH		SOLE		1265000 0	0
ADOBE SYS INC			COM	00724F101	2757	70000	SH		SOLE		70000	0	0
ADVANCED MICRO DEVICES INC	COM	007903107	14371	2465000 SH		SOLE		2465000 0	0
ADVENT SOFTWARE INC		COM	007974108	12308	341130	SH		SOLE		341130	0	0
APPLE COMPUTER INC		COM	037833100	26288	157000	SH		SOLE		157000	0	0
APPLIED MATLS INC		COM	038222105	63474	3325000 SH		SOLE		3325000 0	0
ATHEROS COMMUNICATIONS INC	COM	04743P108	495	16500	SH		SOLE		16500	0	0
BLUE COAT SYST			COM NEW 09534T508	6053	429000	SH		SOLE		429000	0	0
BROADCOM CORP CLASS A		CL A	111320107	35409	1297500 SH		SOLE		1297500 0	0
NASDAQ-100 INDEX EUROPEAN @OPEN PUT	99OB0CP33	91855	50000	SH	PUT	SOLE		0	0	0
CF INDS HLDGS INC		COM	125269100	5730	37500	SH		SOLE		37500	0	0
CAVIUM NETWORKS INC		COM	14965A101	16401	781000	SH		SOLE		781000	0	0
CIENA CORP			COM NEW 171779309	4564	197000	SH		SOLE		197000	0	0
COMMSCOPE INC			COM	203372107	14459	274000	SH		SOLE		274000	0	0
DATA DOMAIN INC 		COM	23767P109	8749	375000	SH		SOLE		375000	0	0
ELECTRONIC ARTS 		COM	285512109	16528	372000	SH		SOLE		372000	0	0
ENERGY CONVERSION DEVICES INC	COM	292659109	18410	250000	SH		SOLE		250000	0	0
F5 NETWORKS INC 		COM	315616102	27567	970000	SH		SOLE		970000	0	0
FIRST SOLAR INC 		COM	336433107	33003	120970	SH		SOLE		120970	0	0
FOCUS MEDIA HOLDING LTD 	SP ADR	34415V109	12322	444506	SH		SOLE		444506	0	0
GARMIN LTD			ORD	G37260109	506	11800	SH		SOLE		11800	0	0
GOOGLE INC			CL A	38259P508	40008	76000	SH		SOLE		76000	0	0
GENPACT LTD			SHS	G3922B107	11757	788000	SH		SOLE		788000	0	0
GUIDANCE SOFTWARE INC		COM	401692108	2560	268072	SH		SOLE		268072	0	0
INTELLON CORP			COM	45816W504	1032	312595	SH		SOLE		312595	0	0
INTL BUSINESS MACHS CORP	COM	459200101	6958	58700	SH		SOLE		58700	0	0
INTERSIL CORP SHS -A-		CL A	46069S109	7480	307560	SH		SOLE		307560	0	0
J2 GLOBAL COMM INC		COM N	46626E205	5228	227290	SH		SOLE		227290	0	0
AU OPTRONICS CORP SPON ADR	SP ADR	002255107	1085	68490	SH		SOLE		68490	0	0
MARVELL TECH GP 		COM	G5876H105	33617	1903580 SH		SOLE		1903580 0	0
MICROSOFT CORP			COM	594918104	23934	870000	SH		SOLE		870000	0	0
MONOLITHIC POWER		COM	609839105	3420	158200	SH		SOLE		158200	0	0
NATIONAL SEMICONDUCTOR CORP	COM	637640103	27335	1330800 SH		SOLE		1330800 0	0
NETFLIX INC			COM	64110L106	14534	557500	SH		SOLE		557500	0	0
STANDARD & POORS 500 INDEX OPENIPUT	99OB42TM5	128000	100000	SH	PUT	SOLE		0	0	0
ORACLE CORP			COM	68389X105	31395	1495000 SH		SOLE		1495000 0	0
ORION ENERGY SYSTEM		COM	686275108	3612	361180	SH		SOLE		361180	0	0
PMC SIERRA INC			COM	69344F106	15833	2072400 SH		SOLE		2072400 0	0
PHOTON DYNAMICS INC		COM	719364101	11913	790000	SH		SOLE		790000	0	0
POWERWAVE TECHNOLOGIES INC	COM	739363109	17835	4196400 SH		SOLE		4196400 0	0
RESEARCH IN MOTION LTD		COM	760975102	11468	98100	SH		SOLE		98100	0	0
SIMPLETECH INC (EX SIMPLE TECH	COM	784774101	16791	1635000 SH		SOLE		1635000 0	0
SILICON LABORATORIES INC	COM	826919102	5749	159304	SH		SOLE		159304	0	0
SUNPOWER CORP			CL A	867652109	3393	47132	SH		SOLE		47132	0	0
SYMANTEC CORP			COM	871503108	17783	919000	SH		SOLE		919000	0	0
SYNAPTICS INC			COM	87157D109	11696	310000	SH		SOLE		310000	0	0
TEKELEC 			COM	879101103	8760	595500	SH		SOLE		595500	0	0
TERRA INDUSTRIES INC		COM	880915103	5922	120000	SH		SOLE		120000	0	0
YUCHENG TECHNOLOGIESLTD 	COM	G98777108	4204	375709	SH		SOLE		375709	0	0
ZIPREALTY			COM	98974V107	800	199473	SH		SOLE		199473	0	0
SAP AG COM STOCK NPV		SP ADR	803054204	10596	203330	SH		SOLE		203330	0	0
NOKIA CORP			SPONSORE654902204	9800	400000	SH		SOLE		400000	0	0
BAIDU COM (UKM LISTING) 	SP ADR	056752108	6885	22000	SH		SOLE		22000	0	0
ASML HOLDING NV 		NY REG SN07059186	9504	389500	SH		SOLE		389500	0	0
JA SOLAR HOLDINGS CO LTD	SP ADR	466090107	2730	162000	SH		SOLE		162000	0	0
PERFECT WORLD CO LTD		SPON ADR71372U104	13246	530064	SH		SOLE		530064	0	0
VANCEINFO TECHNOLOGIES INC	ADR	921564100	1494	177380	SH		SOLE		177380	0	0
LONGTOP FINANCIAL TECH		ADR	54318P108	13436	811332	SH		SOLE		811332	0	0
AIRMEDIA GROUP INC		SPONSORE009411109	8950	619776	SH		SOLE		619776	0	0